Investments in Joint Ventures (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments in Joint Ventures (in thousands)
					The
					Company's
					Share of Profit
	Common	Total	Total Assets of	Profit (Loss)	(Loss) of the
	Ownership	Investment	The Partnership	Of the Partnership	Partnership (1)

As of December 31, 2020
Brooksville Quarry, LLC	50.00%	$7,499	14,347	(78)	(39)
BC FRP Realty, LLC	50.00%	5,184	22,747	(411)	(207)
RiverFront Holdings II, LLC	80.00%	23,533	108,538	(4,573)	(3,907)
Bryant Street Partnerships	61.36%	60,159	173,814	(836)	(2,130)
Hyde Park		591	591	—	—
DST Hickory Creek	26.65%	6,000	47,761	(367)	339
Amber Ridge Loan		10,026	10,026	—	—
1800 Half St. Owner, LLC	61.37%	37,875	54,275	158	164
Greenville/Woodfield Partnerships	40.00%	16,204	46,457	182	90
Total		$167,071	478,556	(5,925)	(5,690)

					The
					Company's
					Share of Profit
	Common	Total	Total Assets of	Profit (Loss)	(Loss) of the
	Ownership	Investment	The Partnership	Of the Partnership	Partnership (1)

As of December 31, 2019
Brooksville Quarry, LLC	50.00%	$7,499	14,316	(84)	(42)
BC FRP Realty, LLC	50.00%	5,391	22,969	(1,114)	(591)
RiverFront Holdings II, LLC	80.00%	25,975	88,235	(95)	(871)
Bryant Street Partnerships	61.36%	58,353	96,477	260	(573)
Hyde Park		3,492	3,492	—	—
DST Hickory Creek	26.65%	6,000	49,369	(168)	123
Amber Ridge Loan		509	509	—	—
1800 Half St. Owner, LLC	59.73%	37,314	40,161	—	—
Greenville/Woodfield Partnerships	40.00%	15,919	19,214	—	—
Total		$160,452	334,742	(1,201)	(1,954)

Joint Venture financial statements (in thousands)
	As of December 31, 2020					Total
	RiverFront	Bryant Street	DST Hickory	1800 Half St.	Greenville/	Apartment/
	Holdings II, LLC	Partnership	Creek	Partnership	Woodfield	Mixed Use

Investments in real estate, net	$105,737	173,560	45,379	37,452	42,668	$404,796
Cash and cash equivalents	2,626	111	1,202	14,011	3,554	21,504
Unrealized rents & receivables	13	58	775	2	0	848
Deferred costs	162	85	405	2,810	235	3,697
Total Assets	$108,538	173,814	47,761	54,275	46,457	$430,845

Secured notes payable	$64,982	72,471	29,291	0	1,776	$168,520
Other liabilities	4,189	22,952	107	1,953	4,774	33,975
Capital - FRP	34,667	58,559	4,894	37,466	15,963	151,549
Capital - Third Parties	4,700	19,832	13,469	14,856	23,944	76,801
Total Liabilities and Capital	$108,538	173,814	47,761	54,275	46,457	$430,845

	As of December 31, 2020
	Brooksville	BC FRP		Amber Ridge	Apartment/	Grand
	Quarry, LLC	Realty, LLC	Hyde Park	Loan	Mixed Use	Total

Investments in real estate, net.	$14,287	22,067	591	10,026	404,796	$451,767
Cash and cash equivalents	55	90	0	0	21,504	21,649
Unrealized rents & receivables	0	254	0	0	848	1,102
Deferred costs	5	336	0	0	3,697	4,038
Total Assets	$14,347	22,747	591	10,026	430,845	$478,556

Secured notes payable	$0	12,370	0	0	168,520	$180,890
Other liabilities	28	123	0	0	33,975	34,126
Capital - FRP	7,499	5,127	591	10,026	151,549	174,792
Capital - Third Parties	6,820	5,127	0	0	76,801	88,748
Total Liabilities and Capital	$14,347	22,747	591	10,026	430,845	$478,556

	As of December 31, 2019					Total
	RiverFront	Bryant Street	DST Hickory	1800 Half St.	Greenville/	Apartment/
	Holdings II, LLC	Partnership	Creek	Partnership	Woodfield	Mixed Use

Investments in real estate, net	$87,521	95,903	46,685	14,391	1,889	$246,389
Cash and cash equivalents	630	387	1,764	25,770	17,325	45,876
Unrealized rents & receivables	82	158	446	0	0	686
Deferred costs	2	29	474	0	0	505
Total Assets	$88,235	96,477	49,369	40,161	19,214	$293,456

Secured notes payable	$38,564	1,660	29,246	0	0	$69,470
Other liabilities	6,771	17,183	120	1,363	1,889	27,326
Capital - FRP	37,284	57,479	6,000	37,314	15,919	153,996
Capital - Third Parties	5,616	20,155	14,003	1,484	1,406	42,664
Total Liabilities and Capital	$88,235	96,477	49,369	40,161	19,214	$293,456

	As of December 31, 2019
	Brooksville	BC FRP		Amber Ridge	Apartment/	Grand
	Quarry, LLC	Realty, LLC	Hyde Park	Loan	Mixed Use	Total

Investments in real estate, net.	$14,293	22,423	3,492	509	246,389	$287,106
Cash and cash equivalents	18	15	0	0	45,876	45,909
Unrealized rents & receivables	0	220	0	0	686	906
Deferred costs	5	311	0	0	505	821
Total Assets	$14,316	22,969	3,492	509	293,456	$334,742

Secured notes payable	$0	12,103	0	0	69,470	$81,573
Other liabilities	2	196	0	0	27,326	27,524
Capital - FRP	7,500	5,335	3,492	509	153,996	170,832
Capital - Third Parties	6,814	5,335	0	0	42,664	54,813
Total Liabilities and Capital	$14,316	22,969	3,492	509	293,456	$334,742

RiverFront Holdings II, LLC
Joint Venture financial statements (in thousands)
	RiverFront	RiverFront	RiverFront	RiverFront
	Holdings II, LLC.	Holdings II, LLC.	Holdings II, LLC.	Holdings II, LLC.
	Total JV	Company Share	Total JV	Company Share
Maren	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2020	2020	2019	2019
Revenues:
Rental Revenue	$2,825	$2,260	$—	$—
Revenue – other	233	186	—	—
Total Revenues	3,058	2,446	—	—

Cost of operations:
Depreciation and amortization	2,432	1,946	—	—
Operating expenses	1,795	1,435	95	76
Property taxes	331	265	—	—
Total cost of operations	4,558	3,646	95	76

Total operating profit	(1,500)	(1,200)	(95)	(76)
Interest expense	(3,073)	(2,707)	—	(795)

Net loss before tax	(4,573)	(3,907)	(95)	(871)

Bryant Street Partnerships
Joint Venture financial statements (in thousands)
	Bryant Street	Bryant Street
	Partnerships	Partnerships
	Total JV	Company Share
Bryant	Year ended	Year ended
	December 31,	December 31,
	2020	2020
Revenues:
Rental Revenue	$—	$—
Revenue – other	5	3
Total Revenues	5	3

Cost of operations:
Depreciation and amortization	184	113
Operating expenses	483	297
Property taxes	17	10
Total cost of operations	684	420

Total operating profit	(679)	(417)
Interest expense	(157)	(1,713)

Net loss before tax	(836)	(2,130)